Employee Benefits - Additional Information (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Disclosure of net defined benefit liability (asset) [abstract]
Estimated contribution to the defined benefit plan assets	₩ 408,887